Consolidated statements of comprehensive income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Revenue		$ 10,524	$ 10,646	$ 11,178
Cost of sales	[1]	(8,202)	(8,259)	(8,978)
Gross profit		2,322	2,387	2,200
Selling, marketing and distribution expenses	[1]	(277)	(315)	(262)
General and administration expenses	[1]	(745)	(855)	(745)
Net other income (expenses)		(78)	(72)	53
Profit from operating activities		1,222	1,145	1,246
Financial income		49	169	22
Financial expenses		(750)	(1,042)	(1,562)
Net financial expenses		(701)	(873)	(1,540)
Profit (loss) from continuing operations before income tax		521	272	(294)
Income tax (expense) benefit		(81)	(105)	(60)
Profit (loss) from continuing operations		440	167	(354)
Profit (loss) from discontinued operations, net of income tax		(1)	(6)	2,672
Profit (loss) for the year		439	161	2,318
Items that may be reclassified into profit (loss)
Exchange differences on translating foreign operations		78	(66)	(106)
Reclassification from foreign currency translation reserve		25	0	(452)
Items that will not be reclassified into profit (loss)
Remeasurement of defined benefit plans		154	74	167
Total other comprehensive income (loss), net of income tax		257	8	(391)
Total comprehensive income (loss)		696	169	1,927
Profit (loss) attributable to:
Equity holder of the Group - continuing operations		438	165	(356)
Equity holder of the Group - discontinued operations		(1)	(6)	2,672
Non-controlling interests		2	2	2
Total comprehensive income (loss) attributable to:
Equity holder of the Group - continuing operations		695	173	(326)
Equity holder of the Group - discontinued operations		(1)	(6)	2,251
Non-controlling interests		$ 2	$ 2	$ 2

[1]	For information on expenses by nature, refer to notes 8, 9, 12, 13, 14, 17 and 23.